Schedule of Investments
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.38%
Argentina–0.49%
Globant S.A.(a)	300,000	$36,810,000
Belgium–1.69%
Biocartis N.V.(a)(b)(c)	6,000,000	37,836,247
Ion Beam Applications(a)	400,000	4,606,316
Materialise N.V., ADR(a)(c)	3,100,000	56,358,000
Umicore S.A.	600,000	27,640,834
		126,441,397
Canada–0.33%
BlackBerry Ltd.(a)	4,000,000	24,400,000
Denmark–3.98%
Bang & Olufsen A/S(a)	2,000,000	11,974,467
Bavarian Nordic A/S(a)	1,600,000	55,719,581
Genmab A/S(a)	400,000	92,488,302
H Lundbeck A/S	2,000,000	84,806,886
Novozymes A/S, Class B	1,000,000	52,195,619
		297,184,855
Finland–0.32%
Rovio Entertainment OYJ(b)(c)	4,700,000	23,630,762
France–2.46%
Adevinta ASA, Class B(a)	900,000	10,942,008
Cie Plastic Omnium S.A.	1,500,000	37,700,524
Mersen S.A.	1,000,000	32,806,101
Rothschild & Co.	229,756	6,176,075
Technicolor S.A.(a)(c)	29,700,000	20,605,836
Teleperformance	300,000	75,400,417
		183,630,961
Germany–6.00%
AIXTRON SE(a)	4,000,000	42,381,586
Aumann AG(b)(c)	1,000,000	15,793,071
Basler AG(c)	600,000	35,772,910
Carl Zeiss Meditec AG, BR	800,000	98,085,664
Continental AG	100,000	11,436,980
Manz AG(a)(c)	500,000	11,452,768
MorphoSys AG(a)	700,000	87,671,135
PVA TePla AG(a)(c)	2,050,000	33,869,820
Rational AG	80,000	60,256,461
SLM Solutions Group AG(a)(c)	2,000,000	26,636,486
thyssenkrupp AG	2,000,000	24,744,345
		448,101,226
Ireland–0.61%
Flutter Entertainment PLC	400,000	45,404,135
Italy–1.99%
Amplifon S.p.A.	1,000,000	28,371,938
Brunello Cucinelli S.p.A.	1,500,000	54,387,538
Freni Brembo S.p.A.	2,000,000	22,856,124
Moncler S.p.A.	1,000,000	43,181,347
		148,796,947
Shares		Value
Japan–10.41%
Comture Corp.(c)	3,000,000	$58,593,257
CyberAgent, Inc.	1,600,000	63,878,496
Disco Corp.	200,000	46,293,795
Jeol Ltd.(c)	2,500,000	80,632,036
M3, Inc.	4,000,000	117,223,512
Nidec Corp.	300,000	37,977,698
Nikon Corp.	2,000,000	24,093,622
Optex Group Co. Ltd.(c)	2,000,000	26,513,938
PeptiDream, Inc.(a)	3,000,000	142,619,303
Rakuten, Inc.(a)	6,000,000	46,533,568
Rheon Automatic Machinery Co. Ltd.	1,000,000	13,482,473
THK Co. Ltd.	2,000,000	49,829,075
Yaskawa Electric Corp.	2,000,000	68,776,842
		776,447,615
Luxembourg–2.17%
Eurofins Scientific SE	300,000	161,628,271
Norway–1.77%
Mowi ASA	4,000,000	95,466,101
Nordic Semiconductor ASA(a)	5,750,358	36,648,382
		132,114,483
Sweden–4.40%
Addtech AB, Class B	1,000,000	30,668,197
Beijer Ref AB	2,000,000	60,117,591
Boozt AB(a)(b)(c)	3,750,000	18,178,799
Hansa Biopharma AB(a)	1,938,841	14,470,610
Indutrade AB	2,000,000	71,934,341
Midsona AB, Class B	1,000,000	5,588,982
Oncopeptides AB(a)(b)	2,000,000	28,706,724
RaySearch Laboratories AB(a)(c)	4,000,000	39,013,481
Recipharm AB, Class B	2,000,000	29,315,932
Tobii AB(a)	3,000,000	12,085,941
Xvivo Perfusion AB(a)	1,000,000	18,114,129
		328,194,727
Switzerland–0.45%
GeNeuro S.A.(a)(c)	1,661,017	5,434,343
STMicroelectronics N.V.	1,000,000	27,981,725
		33,416,068
United Kingdom–12.38%
Allied Minds PLC	10,000,000	4,850,605
AO World PLC(a)	20,000,000	20,124,972
ASOS PLC(a)	700,000	28,386,041
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	20,500,000	135,493,298
Blue Prism Group PLC(a)	3,000,000	69,206,691
boohoo Group PLC(a)	30,000,000	119,708,077
EVR Holdings PLC(a)	68,750,000	4,041,902
Fevertree Drinks PLC	2,000,000	36,438,527
First Derivatives PLC	1,200,000	43,942,486
Frontier Developments PLC(a)(c)	3,000,000	55,963,275
Gooch & Housego PLC(c)	2,000,000	37,246,660
GW Pharmaceuticals PLC, ADR(a)	100,000	11,553,000

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Global Opportunities Fund

Shares		Value
United Kingdom–(continued)
IG Group Holdings PLC	3,000,000	$26,284,545
IP Group PLC(a)	20,785,545	19,049,146
IQE PLC(a)(c)	140,000,000	94,722,015
M&C Saatchi PLC(c)	6,600,000	8,681,222
Rentokil Initial PLC	15,000,000	92,686,927
Spirax-Sarco Engineering PLC	464,285	54,632,950
WANdisco PLC(a)(c)	5,000,000	29,895,252
Xaar PLC(c)	4,000,000	2,055,490
Zoo Digital Group PLC(a)(c)	7,000,000	6,697,322
Zotefoams PLC(c)	4,000,000	22,409,447
		924,069,850
United States–47.93%
3D Systems Corp.(a)(c)	8,000,000	87,120,000
Acacia Research Corp.(a)	2,500,000	6,250,000
Advanced Micro Devices, Inc.(a)	14,000,000	658,000,000
Align Technology, Inc.(a)	200,000	51,420,000
Applied Materials, Inc.	1,000,000	57,990,000
Arrowhead Pharmaceuticals, Inc.(a)	3,000,000	125,730,000
Cloudera, Inc.(a)	8,220,000	84,583,800
Cognex Corp.	1,200,000	61,164,000
Coherent, Inc.(a)	600,000	84,858,000
Corning, Inc.	1,000,000	26,690,000
Cree, Inc.(a)	1,000,000	46,490,000
Dolby Laboratories, Inc., Class A	800,000	55,472,000
Exact Sciences Corp.(a)	2,500,000	233,200,000
FireEye, Inc.(a)	6,000,000	95,880,000
First Solar, Inc.(a)	2,000,000	99,160,000
Halozyme Therapeutics, Inc.(a)	1,000,000	18,980,000
Illumina, Inc.(a)	200,000	58,014,000
Shares		Value
United States–(continued)
IPG Photonics Corp.(a)	600,000	$76,602,000
iRobot Corp.(a)	900,000	42,345,000
Littelfuse, Inc.	400,000	70,764,000
Manhattan Associates, Inc.(a)	600,000	51,276,000
Nektar Therapeutics(a)(c)	31,300,000	622,557,000
Nevro Corp.(a)	1,000,000	132,910,000
ON Semiconductor Corp.(a)	2,000,000	46,300,000
PDF Solutions, Inc.(a)(c)	3,000,000	47,280,000
PTC, Inc.(a)	1,200,000	99,744,000
QUALCOMM, Inc.	2,000,000	170,620,000
Rigel Pharmaceuticals, Inc.(a)	5,000,000	11,300,000
Rite Aid Corp.(a)	2,500,000	29,875,000
Rollins, Inc.	1,500,000	56,925,000
Shake Shack, Inc., Class A(a)	1,000,000	67,450,000
Twitter, Inc.(a)	2,000,000	64,960,000
Veeco Instruments, Inc.(a)(c)	4,000,000	51,000,000
Vicor Corp.(a)	500,000	25,025,000
Xeris Pharmaceuticals, Inc.(a)	1,000,000	6,370,000
Zendesk, Inc.(a)	600,000	51,840,000
		3,576,144,800
Total Common Stocks & Other Equity Interests (Cost $5,941,793,954)		7,266,416,097
Money Market Funds–2.71%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)	201,709,220	201,709,220
TOTAL INVESTMENTS IN SECURITIES—100.09% (Cost $6,143,503,174)		7,468,125,317
OTHER ASSETS LESS LIABILITIES–(0.09)%		(6,441,531)
NET ASSETS–100.00%		$7,461,683,786
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Global Opportunities Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $259,638,901, which represented 3.48% of the Fund’s Net Assets.
(c)	The Investment Company Act of 1940 as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough to the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2020	Dividend Income
3D Systems Corp.	$75,920,000	$-	$-	$11,200,000	$-	$87,120,000	$-
Aston Martin Lagonda Global Holdings PLC	-	63,100,878	-	72,392,420	-	135,493,298	-
Aumann AG	13,351,769	-	-	2,441,302	-	15,793,071	-
Basler AG	30,938,468	-	-	4,834,442	-	35,772,910	-
Biocartis N.V.	21,488,283	19,106,968	-	(2,759,004)	-	37,836,247	-
Boozt AB	25,006,956	-	-	(6,828,157)	-	18,178,799	-
Comture Corp.	56,920,881	-	-	1,672,376	-	58,593,257	178,873
Frontier Developments PLC	42,523,380	-	-	13,439,895	-	55,963,275	-
GeNeuro S.A.	-	5,434,343	-	-	-	5,434,343	-
Gooch & Housego PLC	28,894,340	-	-	8,352,320	-	37,246,660	188,798
IQE PLC	67,965,522	43,617,191	-	(16,860,698)	-	94,722,015	-
Jeol Ltd.	66,229,962	-	-	14,402,074	-	80,632,036	-
M&C Saatchi PLC	-	6,982,693	-	1,698,529	-	8,681,222	-
Manz AG	10,687,288	-	-	765,480	-	11,452,768	-
Materialise N.V.	-	51,708,000	-	4,650,000	-	56,358,000	-
Nektar Therapeutics	536,012,500	-	-	86,544,500	-	622,557,000	-
Optex Group Co. Ltd.	30,597,058	-	-	(4,083,120)	-	26,513,938	246,621
PDF Solutions, Inc.	48,480,000	-	-	(1,200,000)	-	47,280,000	-
PVA TePla AG	24,334,731	-	-	9,535,089	-	33,869,820	-
RaySearch Laboratories AB	24,085,284	28,275,261	-	(13,347,064)	-	39,013,481	-
Rovio Entertainment OYJ	21,096,633	-	-	2,534,129	-	23,630,762	-
SLM Solutions Group AG	17,981,027	17,081,772	-	(8,426,313)	-	26,636,486	-
Technicolor S.A.	24,799,848	-	-	(4,194,012)	-	20,605,836	-
Veeco Instruments, Inc.	54,560,000	-	-	(3,560,000)	-	51,000,000	-
WANdisco PLC	16,337,599	8,968,272	-	4,589,381	-	29,895,252	-
Xaar PLC	2,456,756	-	-	(401,266)	-	2,055,490	-
Zoo Digital Group PLC	7,813,467	-	-	(1,116,145)	-	6,697,322	-
Zotefoams PLC	-	23,164,974	-	(755,527)	-	22,409,447	-
Total	$1,248,481,752	$267,440,352	$-	$175,520,631	$-	$1,691,442,735	$614,292

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$36,810,000	$—	$—	$36,810,000
Belgium	56,358,000	70,083,397	—	126,441,397
Canada	24,400,000	—	—	24,400,000
Denmark	—	297,184,855	—	297,184,855
Finland	—	23,630,762	—	23,630,762
France	—	183,630,961	—	183,630,961
Germany	—	448,101,226	—	448,101,226
Ireland	—	45,404,135	—	45,404,135
Italy	—	148,796,947	—	148,796,947
Japan	—	776,447,615	—	776,447,615
Luxembourg	—	161,628,271	—	161,628,271
Norway	—	132,114,483	—	132,114,483
Sweden	—	328,194,727	—	328,194,727
Switzerland	5,434,343	27,981,725	—	33,416,068
United Kingdom	11,553,000	912,516,850	—	924,069,850
United States	3,576,144,800	—	—	3,576,144,800
Money Market Funds	201,709,220	—	—	201,709,220
Total Investments	$3,912,409,363	$3,555,715,954	$—	$7,468,125,317
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Oppenheimer Global Opportunities Fund